Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,272	$ 10,834	$ 8,697	$ 10,263	$ 8,108	$ 8,338	$ 9,447	$ 9,461	$ 8,168	$ 7,895	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,047	10,717	8,667	10,312	8,214	8,505	9,709	9,786	8,515	8,296	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,672	11,206	9,017	10,677	8,454	8,719	9,903	9,935	8,596	8,337	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,531	11,901	9,520	11,197	8,816	9,030	10,186	10,162	8,721	8,392	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,304	11,716	9,385	11,040	8,701	8,931	10,094	10,078	8,681	8,375	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,434	11,320	9,494	12,233	10,033	9,603	10,696	9,921	8,520	8,449	9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,151	11,187	9,454	12,279	10,139	9,786	10,988	10,268	8,883	8,873	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,745	12,315	10,306	13,236	10,823	10,336	11,470	10,607	9,076	8,970	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,650	12,245	10,245	13,172	10,772	10,292	11,434	10,579	9,062	8,962	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR_
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	18,788	16,488	19,602	15,237	13,077	13,113	11,770	10,050	9,371	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 23,192	$ 18,788	$ 16,488	$ 19,602	$ 15,237	$ 13,077	$ 13,113	$ 11,770	$ 10,050	$ 9,371	$ 10,000